Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity. In
May 2016,
the Group completed its restructuring and as a result, the Group no
longer consolidates any VIE since
May 2016.

Use of Estimates, Policy [Policy Text Block]
(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reported period.
The Company's management based their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not
readily apparent from other sources.
Significant accounting estimates reflected in the Group's consolidated financial statements included valuation of goodwill, allowance for doubtful receivables, and the valuation of non-controlling interests of the subsidiaries at acquisition dates. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated statements of financial position, "premiums" are receivables from the insureds of
RMB3,750
and
RMB9,553
(
US$1,468
) as of
December 31, 2016
and
2017,
respectively. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated statements of financial position. Also, restricted cash balance includes guarantee deposits required by China Insurance Regulatory Commission ("CIRC") in order to protect insurance premium appropriation by insurance agency and the entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group. The restricted cash balance were
RMB28,246
and
RMB65,734
(
US$10,103
) as of
December 31, 2016
and
2017,
respectively.

Short Term Investments [Policy Text Block]
(d)	Short Term Investments

Short term investments are mainly available-for-sale investments in debt securities that do not
have a quoted market price in an active market. Except for short term investments on certain private funds, the majority of the investments are measured at costs which approximate their fair values in the consolidated statements of financial position. The Group benchmark the costs of other investments against fair values of comparable investments and reference to product valuation reports as of the balance sheet date, and categorize all fair value measures of short term investments as level
2
of the fair value hierarchy. Private funds are measured at fair value.
No
impairment loss on short term investments was identified for each of the years ended
December 31, 2015,
2016
and
2017.

Receivables, Policy [Policy Text Block]
(e)	Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not
bear interest. Accounts receivable represent fees receivable on agency and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group's best estimate of the amount of probable credit losses in the Group's existing accounts receivable balance. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over
90
days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Accounts receivable	518,596	535,392
Allowance for doubtful accounts	(16,792)	(20,198)
Accounts receivable, net	501,804	515,194

The following table summarizes the movement of the Group's allowance for doubtful accounts for accounts receivables:

	2015	2016	2017
	RMB	RMB	RMB
Balance at the beginning of the year	16,587	13,246	16,792
Provision for doubtful accounts	4,991	3,700	14,052
Write-offs	(8,332)	(154)	(10,646)
Balance at the end of the year	13,246	16,792	20,198

The following table summarizes the movement of the Group's allowance for doubtful accounts for other receivables:

	2015	2016	2017
	RMB	RMB	RMB
Balance at the beginning of the year	1,437	4,043	2,724
Provision for doubtful accounts	2,606	—	—
Write-offs	—	(1,319)	(2,724)
Balance at the end of the year	4,043	2,724	—

Insurance premium receivables consist of insurance premiums to be collected from the insured, and are recorded at the invoiced amount and do not
bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

Property, Plant and Equipment, Policy [Policy Text Block]
(f)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)			Estimated residual value
Building	20	-	36		0%
Office equipment, furniture and fixtures	3	-	5	0%	-	3%
Motor vehicles	5	-	10	0%	-	3%
Leasehold improvements		5			0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statements of income and comprehensive income:

	2015	2016	2017
	RMB	RMB	RMB
Commission and fees under operating costs	2,056	185	43
Selling expenses	1,180	1,590	2,775
General and administrative expenses	15,147	11,717	11,281
Depreciation for the year	18,383	13,492	14,099

Goodwill and Intangible Assets, Policy [Policy Text Block]
(g)	Goodwill and Other Intangible Assets

Goodwill and amortization of intangible assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired in a business combination.
Goodwill is
not
amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in two
reporting units for the year ended
December 31, 2017.
The goodwill impairment review is a
two
-step process. Step
1
consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may
be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step
2
requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may
differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In
2015,
2016
and
2017,
management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value which is the step one
of the
two
-step impairment test. The fair value of all reporting units was estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step
2
of the
two
-step goodwill impairment test was unnecessary. The management concluded that goodwill was not
impaired as of
December 31, 2015,
2016
and
2017.

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangible assets categorized as customer relationships are computed using the accelerated method, while amortization for other identifiable intangible assets are computed using the straight-line method over the intangible assets' economic lives. Intangible assets with indefinite economic lives are not
amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not
being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand names, trade names, customer relationships, non-compete agreements, agency agreement and licenses, and software and systems.

The intangible assets, net consisted of the following:

				As of December 31, 2016
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name		Indefinite		20,111	—	(16,404)	3,707
Trade name	9.4	to	10	8,898	(5,750)	—	3,148
Customer relationship	4.6	to	9.8	60,696	(53,324)	(2,953)	4,419
Non-compete agreement	3	to	6.25	52,195	(22,539)	(29,515)	141
Agency agreement and license	4.6	to	9.8	19,924	(16,790)	(77)	3,057
Software and system	2	to	10	65,680	(20,680)	—	45,000
				227,504	(119,083)	(48,949)	59,472

				As of December 31, 2017
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name		Indefinite		16,404	—	(16,404)	—
Trade name	9.4	to	10	8,898	(6,688)	—	2,210
Customer relationship	4.6	to	9.8	48,306	(45,353)	(2,953)	—
Non-compete agreement	3	to	6.25	50,925	(21,410)	(29,515)	—
Agency agreement and license	4.6	to	9.8	14,535	(14,458)	(77)	—
Software and system	2	to	10	65,680	(50,680)	—	15,000
				204,748	(138,589)	(48,949)	17,210

Aggregate amortization expenses for intangible assets were
RMB11,571,
RMB20,232
and
RMB33,177
for the years ended
December 31, 2015,
2016
and
2017,
respectively.

Impairment of intangible assets with definite lives

The Group evaluates the recoverability of identifiable intangible assets with determinable useful lives whenever events or changes in circumstances indicate that these assets' carrying amounts may
not
be recoverable. The Group measures the carrying amount of identifiable intangible assets with determinable useful lives against the estimated undiscounted future cash flows associated with each asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may
differ from assumed and estimated amounts. During the years ended
December 31, 2015,
2016
and
2017,
the Group recognized
no
impairment losses on identifiable intangible assets with determinable useful lives.

Impairment of indefinite-lived intangible assets

An intangible asset that is
not
subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not
subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from a third
party, if any. During the years ended
December 31, 2015,
2016
and
2017,
the Group recognized
no
impairment losses on its indefinite-lived intangible assets.

The estimated amortization expenses for the next
five
years are:
RMB15,942
in
2018,
RMB942
in
2019,
RMB278
in
2020,
RMB48
in
2021
and
nil
in
2022.

Other Receivables and Other Current Assets [Policy Text Block]
(h)	Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of loans and amounts due from third
parties, advances, deposits, interest receivables, value-added tax recoverable and prepaid expenses. See Note
4
for details.

Investment, Policy [Policy Text Block]
(i)	Investment in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not
control. The Group generally considers an ownership interest of
20%
or higher to represent significant influence. Investments in affiliates are accounted for using the equity method. The Group does not
control the affiliates but exerts significant influence over them.

Other Noncurrent Assets [Policy Text Block]
(h)	Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of loans and amounts due from third
parties, advances, deposits, interest receivables, value-added tax recoverable and prepaid expenses. See Note
4
for details.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(k)	Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite lives, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset.

Insurance Premium Payables [Policy Text Block]
(l)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Subscription Receivables [Policy Text Block]
(m)	Subscription Receivables

The Group entered into share purchase agreements with companies established on behalf of its employees (the "Employee Companies") for the issuance of
100,000,000
ordinary shares at
US$0.27
per ordinary share and
50,000,000
ordinary shares at
US$0.29
per ordinary share in
2014.
The issue prices are the average closing prices for the
20
trading days prior to the board approval dates of such subscriptions. The sale of shares to the Employee Companies was completed on
December 17, 2014.

In order to facilitate the purchase of shares by employees as described above, the Group has granted a loan to the Employee Companies. The loan bears interest at a rate of
3.0%
per annum and is repayable upon the sale of the shares by employees, termination of employment or within two
years, whichever comes first. Please refer to Note
12
for details. The interest rate is determined with reference to fair market prices and therefore no
interest-related compensation expense is recorded. Upon the expiry of the loan agreement on
December 17, 2016,
the repayment maturity of the loan was further extended to
June 2018
and the loan continues to bear interest at a rate of
3.0%
per annum.

According to FASB ASC
505
-
10
-
45,
the loan is recorded as a separate line of deduction from equity in the Group’s consolidated statements of financial position as of
December 31, 2016
and
2017.
Interest income accruing from the loan is recognized as non-operating income. During the year
2017,
the Company received repayment of principal in the amount of
RMB22,187
(
US$3,272
) and interest in the amount of
RMB1,331
(
US$196
).

Treasury Shares [Policy Text Block]
(n)	Treasury shares

Treasury shares represent ordinary shares repurchased by the Group that are no
longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stocks.

During the year ended
December 31, 2015,
the Group had repurchased a total of
2,261,100
shares from the market for a cash consideration of
RMB6,276.
As of
December 31, 2015,
all the treasury stock had been re-issued for the exercise of stock options. There was no
repurchase of ordinary shares by the Group occurred during the years ended
December 31, 2016
and
2017.

Income Tax, Policy [Policy Text Block]
(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not
that some portion or all of the deferred tax assets will
not
be realized.

The Group presents an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the statements of financial position as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not
available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not
require the Group to use, and the Group does
not
intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit is presented in the statements of financial position as a liability.

In
November 2015,
the FASB issued ASU
2015
-
17,
Balance Sheet Classification of Deferred Taxes, related to balance sheet classification of deferred taxes. The ASU requires that deferred tax assets and liabilities be classified as noncurrent in the statements of financial position, thereby simplifying the current guidance that requires an entity to separate deferred assets and liabilities into current and noncurrent amount. The Group adopted ASU
2015
-
17
on a prospective basis in
2016.
Accordingly, all net deferred tax assets are presented as non-current deferred tax assets as of
December 31, 2016
and
2017
in the accompanying Consolidated Statements of Financial Position and Note
11.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(p)	Share-based Compensation

Employee share-based compensation

All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of income and comprehensive income. Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one
or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no
compensation cost is recognized if the requisite service is
not
rendered. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.
No
compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not
satisfied.

Share-based compensation expenses of
RMB17,653,
RMB4,937
and
nil
for the years ended
December 31, 2015,
2016
and
2017,
respectively, were included in the general and administrative expenses.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
(q)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no
other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of income and comprehensive income as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition, Policy [Policy Text Block]
(r)	Revenue Recognition

The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.

Insurance agency services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four
criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not
before, because collectability is
not
ensured until receipt of the premium. Accordingly, the Group does not
accrue any commission and fees prior to the receipt of the related premiums.

Insurance brokerage services revenue is recognized when the signed insurance policy is in place and the premium is collected from the insured and the commission settlement confirmation is received from insurance companies, because the commission rate for brokerage services is negotiated case by case and the Group’s fees are fixed when such confirmation is received.

No
allowance for cancellation has been recognized for agency and brokerage businesses as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs. Any subsequent commission adjustments in connection with policy cancellations which have been deminims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were
0.2%,
0.2%
and
0.2%
of the total commission and fee revenues during years ended
December 31, 2015,
2016
and
2017,
respectively. For property insurance and life insurance, agency and brokerage services, the Group may
receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency and brokerage group achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded when a performance target is being achieved.

Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four
criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not
accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.

The Group presents revenue net of sales taxes incurred. The sales taxes amounted to
RMB157,234,
RMB81,890
and
RMB25,239
for the years ended
December 31, 2015,
2016
and
2017,
respectively. According to the Announcement on the VAT Reform Pilot Program of the Transportation and Selected Modern Service Sectors issued by the State Tax Bureau in
July 2012,
the transportation and some selected modern service sectors, including research and development (R&D) and technical services, information technology services, cultural creative services, logistics support services, tangible personal property leasing services, and assurance and consulting service, should pay value-added tax instead of business tax based on a predetermined timetable (hereinafter referred to as the “VAT Reform”), effective
September 1, 2012
for entities in Beijing and
November 1, 2012
for entities in Guangdong. The VAT Reform expanded nation-wide from
August 1, 2013.

In
March 2016,
during the
fourth
session of the
12th
National People’s Congress, it was announced that the VAT reform will be fully rolled out and extended to all industries including construction, real estate, financial services and lifestyle services. Subsequently, the State Administration of Taxation and Ministry of Finance jointly issued a Notice on Preparing for the Full Implementation of the VAT Reform (Cai Shui
[2016]
No.
36
). Accordingly, the Group started to pay value-added tax instead of business tax from
May 1, 2016.

Total Value-added taxes paid by the Group during the years ended
December 31, 2015,
2016
and
2017
amounted to
RMB16,370
RMB160,556
and
RMB157,607,
respectively.

Marketing Campaign Expense [Policy Text Block]
(s)	Marketing campaign expense

The Group records its marketing campaign expenses as selling expenses.

Marketing campaign expenses are incurred to increase the Group's market share and attract more agents in certain selected regions where the Group strategically plans to capture higher market shares. These costs are not
a necessary expense to sell the insurance policy. Such expenses are temporary with the terms of regional programs ranging from one
to
three
months, cancellable at any time without further notice. Marketing campaign expenses are only recognized when such campaigns are officially announced by the Group to the agents. The Group records the marketing campaign expenses when the related services are provided. During the years ended
December 31, 2015,
2016
and
2017,
RMB19,503,
RMB299,885
and
Nil
of marketing campaign expenses were included in the selling expenses balance, respectively. The decrease was primarily due to promotional marketing expenses which were paid to sales agents in
2015
and
2016,
while
no
promotional marketing plan of such nature was launched in the year of
2017.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(t)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three
levels of inputs
may
be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level
1
that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium receivables and payables, other receivables, accounts payable and other payables, amounts due from related parties, approximate their fair values due to the short term nature of these instruments.

Measured at fair value on a recurring basis

As of
December 31, 2016
and
2017,
information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,797,842	—	2,797,842	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,498,730	—	2,498,730	—

The majority of debt security consists of investments in trust products and asset management plans that normally pay a prospective fixed rate of return. These investments are recorded at fair values on a recurring basis. The Group benchmarks the costs against fair values of comparable investments with similar measurement terms, such as prevailing market yields, at the balance sheet date. It is classified as Level
2
of the fair value hierarchy since fair value measurement at reporting date uses significant other observable inputs.

As described in Note
3,
the Group disposed of the equity interests in Fanhua Times Sales & Service Co., Ltd., and its subsidiaries which primarily conduct P&C insurance business (collectively, the "P&C Insurance Division") to a third
party, call Beijing Cheche Technology Co., Ltd. ("Cheche"), for a consideration including a convertible loan receivable. The Group evaluated the loan receivable’s settlement provisions and elected the fair value option afforded in ASC
825,
Financial Instruments, to value this instrument. Under such election, the loan receivable is measured initially and subsequently at fair value, with any changes in the fair value of the instrument being recorded in the consolidated financial statements as a change in fair value of derivative instruments. The Group estimates the fair value of this instrument by first
estimating the fair value of the straight debt portion. The Group then estimates the fair value of the embedded conversion option based on financial performance and growth rate of revenue of Cheche. The sum of these two
valuations is the fair value of the loan receivable included in other non-current assets. On
October 31, 2017,
the Group used the discounted cash flow method to value the debt portion of the convertible debt and determined the fair value to be RMB
22,000.
Based on Cheche's current and expected financial performance, industry trend and expected revenue and margin, management considered the conversion option to be deeply out of the money and determined the fair value of the option to be immaterial. Accordingly, further analysis under an option pricing model is considered not
necessary. The total fair value of RMB
22,000
was initially recognized and the balance remained the same and retained in other non-current assets as of
December 31, 2017.
The convertible debt is classified as Level
3
of the fair value hierarchy since fair value measurement uses unobservable inputs.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including the cost method investments, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may
include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may
not
be recoverable.

Goodwill (Note
6
) and intangible assets (Note
2
(g)) with indefinite lives are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level
3
).

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(u)	Foreign Currencies

The functional currency of the Company is the United States dollar ("USD"). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income and comprehensive income. The Group has chosen the Renminbi ("RMB") as their reporting currency.

The functional currency of most of the Company’s subsidiaries and VIEs is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of income and comprehensive income.

Foreign Currency Risk [Policy Text Block]
(v)	Foreign Currency Risk

The RMB is
not
a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of
RMB253,725
and
RMB266,392
of cash and cash equivalents and restricted cash denominated in RMB as of
December 31, 2016
and
2017,
respectively.

Translation into United States Dollars [Policy Text Block]
(w)	Translation into USD

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers and were calculated at the rate of
US$1.00
=
RMB6.5063,
representing the noon buying rate in the City of New York for cable transfers of RMB on
December 29, 2017,
the last business day in fiscal year
2017,
as set forth in
H.10
statistical release of the Federal Reserve Bank of New York. The translation is not
intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

Discontinued Operations, Policy [Policy Text Block]
( x )	Discontinued Operations

Under ASC
205
-
20
"Presentation of Financial Statements - Discontinued Operation", a discontinued operation may
include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (
1
) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (
2
) the component of an entity or group of components of an entity is disposed of by sale; (
3
) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

In
November 2017,
the Group completed the sale of its brokerage business. The Group's results of operations related to discontinued operations have been restated as discontinued operations on a retrospective basis for all periods presented accordingly. See Note
3
for details.

Segment Reporting, Policy [Policy Text Block]
(y)	Segment Reporting

As of
December 31, 2016,
the Group operated
three
segments: (
1
) the insurance agency segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, (
2
) the insurance brokerage segment, which mainly consists of providing P&C and life insurance brokerage services to institutional clients, and (
3
) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. However, these three
segments were reduced to
two
in
2017
due to the disposal of the brokerage segment further described in Note
3.
The Group retained only the insurance agency segment and claims adjusting segment as of
December 31, 2017.
Details of these remaining operating segments are further described in Note
21.
Operating segments are defined as components of an enterprise for instead of about which separate financial information is available and evaluated regularly by the Group's chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

Earnings Per Share, Policy [Policy Text Block]
(z)	Earnings per Share ("EPS") or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

Advertising Costs, Policy [Policy Text Block]
(aa)	Advertising Costs
Advertising costs are expensed as incurred. Advertising costs amounted to RMB5,696, RMB18,085 and RMB35,741 for the years ended December 31, 2015, 2016 and 2017, respectively.
Lessee, Leases [Policy Text Block]
(ab)	Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income and comprehensive income over the lease period.

Stockholders' Equity, Policy [Policy Text Block]
(ac)	Accumulated Other Comprehensive Income

The Group presents comprehensive income in the consolidated statements of income and comprehensive income with net income in a continuous statement.

Accumulated other comprehensive income mainly represents foreign currency translation adjustments and share of other comprehensive income of the affiliates for the period.

New Accounting Pronouncements, Policy [Policy Text Block]
(ad)	Recently Issued Accounting Standards Not Yet Adopted

In
May 2014,
the Financial Accounting Standards Board ("FASB") issued ASU
2014
-
09,
"Revenue from Contracts with Customers (Topic
606
)" which amended the existing accounting standards for revenue recognition. The core principle of the new guidance is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new guidance also will result in enhanced disclosures about revenue, provide guidance for transactions that were not
previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple element arrangements.

Subsequently, the FASB issued the following various updates affecting the guidance in ASU
2014
-
09:
ASU
2016
-
08,
Revenue from Contracts with Customers (Topic
606
): Principal versus Agent Considerations; ASU
2016
-
10,
Revenue from Contracts with Customers (Topic
606
): Identifying Performance Obligations and Licensing; ASU
2016
-
12,
Revenue from Contracts with Customers (Topic
606
): Narrow-Scope Improvements and Practical Expedients; ASU
2016
-
20,
Technical Corrections and Improvements to Topic
606,
Revenue from Contracts with Customers. The Group must adopt ASU
2016
-
08,
ASU
2016
-
10,
ASU
2016
-
12
and ASU
2016
-
20
with ASU
2014
-
09
(collectively, the "new revenue standards").

In
November 2017,
the FASB has issued ASU
No.
2017
-
14,
Income Statement—Reporting Comprehensive Income (Topic
220
), Revenue Recognition (Topic
605
), and Revenue from Contracts with Customers (Topic
606
). ASU
2017
-
14
includes amendments to certain SEC paragraphs within the FASB Accounting Standards Codification (Codification). ASU
2017
-
14
amends the Codification to incorporate the following previously issued guidance from the SEC. ‘The amendments in ASU
No.
2017
-
14
amends the Codification to incorporate SEC Staff Accounting Bulletin (SAB)
No.
116
and SEC Interpretive Release on Vaccines for Federal Government Stockpiles (SEC Release
No.
33
-
10403
) that bring existing SEC staff guidance into conformity with the FASB’s adoption of and amendments to ASC Topic
606,
Revenue from Contracts with Customers.

The new revenue standards
may
be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). The Group has substantially completed its study on the impact that implementing this standard will have on its consolidated financial statements, related disclosures and the internal control over financial reporting as well as whether the effect will be material to the revenue. Based on the results of the Group's study to date, the standard will not
be material to the revenue at adoption. An analysis of the control environment was completed and appropriate updates to the control processes have been implemented.  Additionally, the Group's revenue disclosures will change in fiscal
2018
and beyond.  The new disclosures will require more granularity into the sources of revenue, as well as the assumptions about recognition timing, and include the selection of certain practical expedients and policy elections. The Group will use the modified retrospective approach upon adoption of this guidance effective
January 1, 2018.
The Group has assessed the impacts of the new accounting standard and has implemented accounting and operational processes and controls to ensure compliance with the new standard. The Group expects there is no
material impact upon adoption of this standard on the consolidated financial statements.

The new standard provides guidance on accounting for certain revenue-related costs including when to capitalize costs associated with obtaining and fulfilling a contract. As the Group's commission costs are incurred to obtain contracts where the renewal period is one
year or less and renewal costs are commensurate with the initial contract, the Group plans to apply a practical expedient and recognize the costs of obtaining a contract as an expense when incurred.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases (Topic
842
), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than
12
months. Lessees are permitted to make an accounting policy election to not
recognize the asset and liability for leases with a term of
twelve
months or less. The ASU does
not
significantly change the lessees' recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors' accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. For public business entities, the provisions of this guidance are effective for annual periods beginning after
December 15, 2018,
and interim periods within those years, with early adoption permitted. The Group is currently gathering, documenting and analyzing lease agreements subject to this ASU and anticipates material addition to the consolidated statements of financial position (upon adoption) of right-of-use assets, offset by the associated liabilities, due to the routine use of operating leases over time.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments – Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. For public business entities that are U.S. SEC filers, the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

In
January 2017,
the FASB issued ASU
2017
-
04,
Intangibles - Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment. This ASU addresses concerns regarding the cost and complexity of the two
-step goodwill impairment test, the amendments in this ASU remove the second
step of the test. An entity will apply a
one
-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit's carrying amount over its fair value, not
to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not
amend the optional qualitative assessment of goodwill impairment. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. For public companies, the update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after
December 15, 2019.
Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after
January 1, 2017.
The Group expects there is
no
material impact upon adoption of this guidance on the Group's consolidated financial statements.

In
September 2017,
the FASB has issued ASU
No.
2017
-
13,
Revenue Recognition (Topic
605
), Revenue from Contracts with Customers (Topic
606
), Leases (Topic
840
), and Leases (Topic
842
): Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the
July 20, 2017
EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments.” The amendments in ASU
No.
2017
-
13
amends the early adoption date option for certain companies related to the adoption of ASU
No.
2014
-
09
and ASU
No.
2016
-
02.
The effective date is the same as the effective date and transition requirements for the amendments for ASU
2014
-
09
and ASU
2016
-
02.